Share and Other Capital	6 Months Ended
Jun. 30, 2019
Share And Other Capital
Share and Other Capital
11	Share and other capital

The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

Shareholder rights plan

Effective May 8, 2019, the shareholders re-approved the Company’s shareholder rights plan (the “Rights Plan”) that provides the board of directors and the Company’s shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, to pursue other alternatives for maximizing shareholder value. Under the Rights Plan, one right has been issued for each currently issued common share, and one right will be issued with each additional common share that may be issued from time to time.

Other capital

The Company accounts for costs associated with share-based compensation from security grants under its long-term incentive plan and stock option plans as other capital in its consolidated statements of changes in shareholders’ equity (deficiency) and as general and administrative expenses in its consolidated statements of comprehensive income (loss).

Long-term incentive plan

During 2019, the Company has only granted Deferred Share Units (DSU) to the members of the board of directors. The following tables summarizes the activity under the LTIP and the Stock Option Plan:

	Six months ended		Year ended
	June 30, 2019		December 31, 2018
US dollar-denominated stock options and DSU	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)
Balance – Beginning of the period	888,816	3.66	712,415	4.66
Granted	150,000	3.15	426,000	1.74
Exercised	(110,850)	2.35	—	—
Forfeited	—	—	(249,599)	3.23
Balance – End of period	927,966	3.76	888,816	3.66

	Six months ended		Year ended
	June 30, 2019		December 31, 2018
Canadian dollar-denominated options	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)
Balance – Beginning of the period	869	743.56	1,503	605.84
Forfeited	—	—	(104)	668.65
Expired	—	—	(530)	367.70
Balance – End of the period	869	743.56	869	743.56

Mr. Ernst did not stand for re-election at the Company’s May 8, 2019 annual and special meeting of shareholders and at such time his 23,000 DSUs granted in May 2018 became exercisable. As of the date hereof, the underlying common shares have not been issued.